Transaction with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Due to related parties	$ (258)	$ (726)
Accrued liabilities	(33,289)	(45,018)
Related Party
Due to related parties	(258)	(726)
Accrued liabilities	$ (816)	$ (11,786)